Income Taxes	12 Months Ended
Jun. 30, 2011
Income Taxes [Abstract]
INCOME TAXES
NOTE 8: INCOME TAXES
Income Before Income Taxes
The components of income before income taxes are as follows:

Year Ended June 30,	2011	2010	2009

U.S.	$127,567	$91,932	$54,916
Foreign	25,321	13,085	10,898

Total income before income taxes	$152,888	$105,017	$65,814

Provision
The provision (benefit) for income taxes consists of:

Year Ended June 30,	2011	2010	2009

Current:
Federal	$36,799	$28,342	$30,142
State and local	6,208	4,123	4,235
Foreign	8,338	4,241	5,825

Total current	51,345	36,706	40,202

Deferred:
Federal	5,648	1,880	(14,492)
State and local	169	(311)	(769)
Foreign	(1,033)	839	(1,387)

Total deferred	4,784	2,408	(16,648)

Total	$56,129	$39,114	$23,554

The exercise of non-qualified stock options and appreciation rights during fiscal 2011, 2010 and 2009 resulted in $6,003, $1,466 and $452, respectively, of income tax benefits to the Company derived from the difference between the market price at the date of exercise and the option price. Vesting of stock awards and other stock compensation in fiscal 2011, 2010 and 2009 resulted in $401, $1,026 and $422, respectively, of incremental income tax benefits over the amounts previously reported for financial reporting purposes. These tax benefits were recorded in additional paid-in capital.
Effective Tax Rates
The following reconciles the federal statutory income tax rate and the Company’s effective income tax rate:

Year Ended June 30,	2011	2010	2009

Statutory income tax rate	35.0%	35.0%	35.0%
Effects of:
State and local taxes	2.8	2.2	3.2
U.S. tax on foreign income, net	1.8		6.4
Foreign tax credit carryforwards			(6.0)
Valuation allowance	(.6)	.8	(1.5)
Foreign income taxes	(1.0)	.5	(.4)
Deductible dividend	(.5)	(.7)	(1.2)
Other, net	(.8)	(.6)	.3

Effective income tax rate	36.7%	37.2%	35.8%

Consolidated Balance Sheets
Significant components of the Company’s net deferred tax assets are as follows:

June 30,	2011	2010

Deferred tax assets:
Compensation liabilities not currently deductible	$36,746	$34,963
Expenses and reserves not currently deductible	5,498	8,442
Goodwill and intangibles	9,075	11,334
Net operating loss carryforwards (expiring in years 2015-2026)	432	843
Foreign tax credits (expiring in years 2020 and 2021)	4,090	4,086
Other	677	939

Total deferred tax assets	56,518	60,607
Less: Valuation allowance	(158)	(997)

Deferred tax assets, net of valuation allowance	56,360	59,610

Deferred tax liabilities:
Inventories	(4,755)	(4,764)
Unremitted foreign earnings	(2,804)
Depreciation and differences in property bases	(2,062)	(480)
Currency translation		(264)

Total deferred tax liabilities	(9,621)	(5,508)

Net deferred tax assets	$46,739	$54,102

The net deferred tax asset is classified as follows:
Other current assets	$5,510	$6,813
Deferred tax assets (long-term)	43,447	48,493
Other current liabilities		(349)
Other liabilities	(2,218)	(855)

Net deferred tax assets	$46,739	$54,102

Valuation allowances are provided against deferred tax assets where it is considered more-likely-than-not that the Company will not realize the benefit of such assets. The remaining net deferred tax asset is the amount management believes is more-likely-than-not of being realized. The realization of these deferred tax assets can be impacted by changes to tax laws, statutory rates and future income levels.
U.S. federal income taxes are provided on the portion of non-U.S. subsidiaries income that is not considered to be permanently reinvested outside the U.S. and may be remitted to the U.S. At June 30, 2011, undistributed earnings of non-U.S. subsidiaries considered to be permanently reinvested and for which no U.S. tax has been provided totaled approximately $58,300. Determination of the net amount of the unrecognized tax liability with respect to these earnings is not practicable; however, foreign tax credits would be available to partially reduce U.S. income taxes in the event of a distribution. Undistributed earnings of non-U.S. subsidiaries not considered to be permanently reinvested totaled approximately $13,600. U.S. taxes totaling $2,804 have been accrued on these earnings.
Unrecognized Income Tax Benefits
The Company and its subsidiaries file income tax returns in U.S. federal, various state, local and foreign jurisdictions. The following is a reconciliation of the Company’s total gross unrecognized income tax benefits:

Year Ended June 30,	2011	2010	2009

Unrecognized Income Tax Benefits at beginning of the year	$1,842	$1,860	$2,004
Current year tax positions	153	130	183
Prior year tax positions	50	46	(51)
Expirations of statutes of limitations	(273)	(194)	(167)
Settlements	(591)		(109)

Unrecognized Income Tax Benefits at end of year	$1,181	$1,842	$1,860

Included in the balance of unrecognized income tax benefits at June 30, 2011, 2010 and 2009 are $659, $988 and $984, respectively, of income tax benefits that, if recognized, would affect the effective income tax rate.
During 2011, 2010 and 2009, the Company recognized $(22), $22 and $32, respectively, for interest and penalties related to unrecognized income tax benefits in its statements of consolidated income. The Company had a liability for penalties and interest of $525 and $547 as of June 30, 2011 and 2010, respectively. The Company does not anticipate a significant change to the total amount of unrecognized income tax benefits within the next twelve months.
The Company is subject to U.S. federal income tax examinations for the tax years 2008 through 2011. In addition, the Company is subject to foreign, state and local income tax examinations for the tax years 2008 through 2011.
The Company’s unrecognized income tax benefits are included in other liabilities in the consolidated balance sheets since payment of cash is not expected within one year.